Document and Entity Information	12 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Mar 31, 2012
Registrant Name	NORTHERN FUNDS
Central Index Key	0000916620
Amendment Flag	false
Document Creation Date	Nov 16, 2012
Document Effective Date	Nov 16, 2012
Prospectus Date	Jul 31, 2012

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED NOVEMBER 16, 2012 TO

PROSPECTUS DATED JULY 31, 2012

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2013. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2013
Multi-Manager Emerging Markets Equity	1.40%	-0.05%	1.35%
Multi-Manager Global Real Estate	1.20%	-0.10%	1.10%
Multi-Manager Mid Cap	1.10%	-0.10%	1.00%
Multi-Manager High Yield Opportunity	1.00%	-0.10%	0.90%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2013.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Supplement [Text Block]	nf8_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED NOVEMBER 16, 2012 TO

PROSPECTUS DATED JULY 31, 2012

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2013. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2013
Multi-Manager Emerging Markets Equity	1.40%	-0.05%	1.35%
Multi-Manager Global Real Estate	1.20%	-0.10%	1.10%
Multi-Manager Mid Cap	1.10%	-0.10%	1.00%
Multi-Manager High Yield Opportunity	1.00%	-0.10%	0.90%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2013.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MULTI-MANAGER EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf8_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED NOVEMBER 16, 2012 TO

PROSPECTUS DATED JULY 31, 2012

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2013. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2013
Multi-Manager Emerging Markets Equity	1.40%	-0.05%	1.35%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2013.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf8_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED NOVEMBER 16, 2012 TO

PROSPECTUS DATED JULY 31, 2012

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2013. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2013
Multi-Manager Global Real Estate	1.20%	-0.10%	1.10%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2013.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MULTI-MANAGER MID CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf8_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED NOVEMBER 16, 2012 TO

PROSPECTUS DATED JULY 31, 2012

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2013. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2013
Multi-Manager Mid Cap	1.10%	-0.10%	1.00%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2013.

Please retain this Supplement with your Prospectus for future reference.

NORTHERN MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf8_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

MULTI-MANAGER FUNDS

SUPPLEMENT DATED NOVEMBER 16, 2012 TO

PROSPECTUS DATED JULY 31, 2012

Northern Trust Investments, Inc. is scheduled to increase the expense reimbursements it provides to certain Northern Multi-Manager Funds effective as of January 1, 2013. This increase in expense reimbursements will have the effect of reducing the Total Annual Fund Operating Expenses paid by investors. The following chart illustrates the increase in expense reimbursements:

Fund	Total Annual Fund Operating Expenses After Expense Reimbursement	Operating Expense Reduction	Total Annual Fund Operating Expenses After Expense Reimbursement Effective 1/1/2013
Multi-Manager High Yield Opportunity	1.00%	-0.10%	0.90%

These new contractual expense reimbursement arrangements are expected to continue from implementation until at least December 31, 2013.

Please retain this Supplement with your Prospectus for future reference.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul 31, 2012
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2012